Supplementary cash flow information	12 Months Ended
Dec. 31, 2020
Supplemental Statement of Cash Flow [Abstract]
Supplementary cash flow information
22. Supplementary cash flow information

Changes in non-cash working capital:	December 31, 2020	December 31, 2019

Accounts receivable and other	$(5,408)	$6,685
Inventories	(3,209)	(16,410)
Accounts payable and accrued liabilities	43,386	25,637
	$34,769	$15,912